Equipment And Related Accumulated Amortization Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 133,315	$ 101,856
Plant and machinery
Capital Leased Assets [Line Items]
Plant and machinery	119,086	71,886
Less: accumulated amortization	(9,824)	(8,618)
Capital Leases, Balance Sheet, Assets by Major Class, Net	109,262	63,268
Construction-in-progress
Capital Leased Assets [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 24,053	$ 38,588